Short-term bank borrowings (Details)	1 Months Ended				12 Months Ended
	Aug. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Short-term bank borrowings
Term of short term borrowings		6 months		6 months
Short term borrowings | ¥		¥ 100,000,000		¥ 161,000,000	¥ 166,500,000		¥ 350,545,000
Repayment of short term borrowings	¥ 1,715,417		¥ 3,215,081		¥ 450,545,000	$ 70,700,342	¥ 161,000,000	¥ 401,000,000
Borrowings secured by Restricted cash | $									$ 29,050,000	$ 55,950,000
weighted average interest rate					3.17%		4.04%		3.17%	4.04%